Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 12 — LEASES

The Company entered into several lease agreements to lease machinery to facilitate its manufacturing. The original lease terms range from 13 months to three years. The lease granted the Company an option to purchase the underlying asset at the end of the lease term at a consideration of RMB0 or RMB100. The Company assessed the purchase price in relation to the value of the leased assets and accounted for the leases as finance leases.

For the years ended December 31, 2024, right-of-use assets of $626,414 was transferred to property and equipment upon full repayment of the related leases. As of June 30, 2025 and December 31, 2024, the Company had no outstanding right-of-use assets and lease liabilities.

The Components of lease expenses were as follows:

	For the Six months Ended June 30,
	2025	2024
Finance Lease Cost:
Amortization of right-of-use assets	$-	$11,583
Interest on lease liabilities	-	523
Total finance lease cost	$-	$12,106